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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-05597

Invesco Municipal Income Opportunities Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Philip A. Taylor     1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:          (713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/12

2410916

012213 (1) BO

Item 1.  Schedule of Investments.

Invesco Municipal Income Opportunities Trust Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	MS-CE-MIOPP-QTR-1 11/12 Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–105.83%

Alabama–0.26%

Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series
2007, Retirement Facility RB	5.50%	01/01/43	$925	$928,978

Arizona–3.72%

Casa Grande (City of) Industrial Development Authority (Casa Grande Regional Medical
Center); Series 2001 A, Ref. Hospital RB	7.63%	12/01/29	1,000	1,042,950
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012,
Education RB	5.38%	09/01/32	1,000	1,028,580
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series
2012, Education RB	6.40%	07/01/47	600	661,020
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series
2012, Education RB	5.63%	07/01/42	900	908,244
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008,
Lease RB	7.00%	01/01/38	3,000	3,138,960
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2007, Water & Wastewater RB (a)	6.55%	12/01/37	2,000	2,108,160
Pima (County of) Industrial Development Authority (Noah Webster Basic Schools);
Series 2004 A, Education RB	6.00%	12/15/24	1,000	1,025,390
Series 2004 A, Education RB	6.13%	12/15/34	500	510,580
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	1,650	1,822,705
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008,
RB	7.00%	12/01/27	1,330	1,197,346
				13,443,935

California–9.21%

Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,000	1,121,690
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series
1997 C, Sub. Lease CAB RB (INS-AGM) (b)(c)	0.00%	09/01/34	1,000	336,870
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (b)(d)	5.00%	09/15/32	960	1,059,715
California (State of) Municipal Finance Authority (High Tech High-Media Arts); Series
2008 A, Educational Facility RB (e)	5.88%	07/01/28	855	888,918
California (State of) Municipal Finance Authority (Partnerships Uplift Community); Series
2012, Charter School RB	5.30%	08/01/47	1,350	1,365,174
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A,
Charter School Lease RB	6.00%	07/01/42	1,000	1,044,380
California (State of) School Finance Authority (New Designs Charter School); Series 2012,
Educational Facilities RB	5.50%	06/01/42	695	718,373
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/38	1,500	1,620,705
Series 2011, RB	7.25%	11/01/31	1,000	1,254,580
California (State of) Statewide Communities Development Authority (Lancer Educational
Student Housing); Series 2007, RB	5.63%	06/01/33	1,000	1,070,230
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park
Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	975	1,007,438
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB
GO Bonds (INS-AGM) (b)(c)	0.00%	08/01/46	10,000	1,633,200
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	1,000	923,560
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	6,500	5,493,930
Inland Empire Tobacco Securitization Authoity; Series 2007 C-1, Asset-Backed Tobacco
Settlement CAB RB (c)	0.00%	06/01/36	10,000	958,800
National City (City of) Community Development Commission (National City
Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	1,000	1,275,630
Palm Springs (City of) (Palm Springs International Airport); Series 2006, Ref. Sub. Airport
Passenger Facility Charge RB (a)	5.55%	07/01/28	470	470,883

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Poway Unified School District (School Facilities Improvement); Series 2011, Unlimited
Tax CAB GO Bonds (c)	0.00%	08/01/39	$10,890	$3,260,793
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area);
Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,000	1,052,190
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station
No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	1,000	1,029,400
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	1,000	1,263,290
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South
Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/41	1,400	1,642,172
Southern California Logistics Airport Authority; Series 2008 A, Tax Allocation CAB RB (c)	0.00%	12/01/44	18,085	881,463
Union City (City of) Community Redevelopment Agency (Community Redevelopment);
Series 2011, Sub. Lien Tax Allocation RB	6.88%	12/01/33	1,500	1,886,085
				33,259,469

Colorado–3.07%

Colorado (State of) Health Facilities Authority (Christian Living Communities); Series
2006 A, RB	5.75%	01/01/37	1,500	1,555,050
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated
Group); Series 2010 A, RB	6.25%	11/15/40	1,000	1,148,010
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/41	1,000	1,194,430
Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,420	1,145,926
Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	2,000	1,479,740
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/35	925	963,674
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO
Bonds	7.25%	12/01/40	500	538,605
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	1,000	1,059,230
Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	2,000	2,006,480
				11,091,145

Connecticut–0.39%

Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (e)(f)	5.13%	10/01/36	2,955	1,391,923

Delaware–0.28%

Sussex (County of) (Cadbury at Lewes); Series 2006 A, First Mortgage RB	6.00%	01/01/35	1,000	1,014,520

District of Columbia–0.79%

District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	1,000	1,190,590
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (d)	5.00%	12/01/25	1,335	1,654,012
				2,844,602

Florida–12.22%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,037,250
Series 2007, IDR	5.88%	11/15/36	2,000	2,011,880
Series 2007, IDR	5.88%	11/15/42	1,000	1,004,650
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011
A, RB	8.13%	11/15/46	1,000	1,187,580
Beacon Lakes Community Development District; Series 2003 A, Special Assessment RB	6.90%	05/01/35	685	698,741
Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax
RB (INS-AGM) (b)(d)	5.00%	09/01/23	7,245	8,089,187
Capital Trust Agency (Million Air One LLC); Series 2011, RB (a)	7.75%	01/01/41	1,000	1,134,040
Collier (County of) Industrial Development Authority (Arlington Naples); Series 2011,
Continuing Care Community BAN	14.00%	05/15/15	500	504,850
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	1,000	1,313,580
Florida Development Finance Corp. (Renaissance Charter School); Series 2012 A,
Educational Facilities RB	6.13%	06/15/43	1,000	1,004,620

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A,
Educational Facilities RB	6.00%	09/15/40	$1,000	$1,097,590
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series
2012, Ref. RB	5.75%	10/01/42	1,000	1,021,000
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2007 A, IDR	5.25%	06/15/27	1,000	1,021,420
Series 2007 A, IDR	5.38%	06/15/37	1,000	1,011,000
Miami-Dade (County of);
Series 2009, Sub. Special Obligation CAB RB (c)	0.00%	10/01/39	5,000	1,309,600
Series 2009, Sub. Special Obligation CAB RB (c)	0.00%	10/01/42	7,900	1,735,314
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.25%	05/01/37	2,475	2,531,752
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. RB	5.38%	07/01/20	850	876,750
Series 2005, Ref. RB	5.70%	07/01/26	1,000	1,030,820
Series 2007, First Mortgage RB	5.50%	07/01/32	1,000	1,029,710
Series 2007, First Mortgage RB	5.50%	07/01/38	500	512,990
Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, RB	6.25%	06/01/34	1,500	1,538,430
Renaissance Commons Community Development District; Series 2005 A, Special
Assessment RB	5.60%	05/01/36	1,815	1,744,033
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated
Group); Series 2007, Hospital RB (d)	5.00%	08/15/32	7,000	7,903,280
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement
Communities); Series 2010 A, RB	6.00%	08/01/45	1,000	1,139,050
University Square Community Development District; Series 2007 A-1, Capital
Improvement Special Assessment RB	5.88%	05/01/38	625	644,919
				44,134,036

Georgia–1.28%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	1,000	1,248,310
Atlanta (City of) (Eastside);
Series 2005 B, Tax Allocation RB	5.40%	01/01/20	800	869,896
Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,500	1,643,970
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special
Facilities RB (a)	9.00%	06/01/35	750	843,420
				4,605,596

Hawaii–1.42%

Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special
Purpose Senior Living RB	8.75%	11/15/29	1,000	1,224,260
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. &
Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	1,000	1,184,750
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special
Purpose RB (g)(h)	8.00%	11/15/13	2,500	2,733,550
				5,142,560

Idaho–0.25%

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	850	885,080

Illinois–12.78%

Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special
Tax RB	5.90%	03/01/27	1,750	1,650,075
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	2,000	1,429,900
Chicago (City of) (Lakeshore East); Series 2002, Special Assessment Improvement RB	6.75%	12/01/32	3,060	3,135,184
Chicago (City of); Series 2011, COP	7.13%	05/01/25	1,030	1,131,300
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	1,000	1,052,700
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC -
Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	1,000	1,219,660
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB	7.00%	02/15/38	1,445	1,502,728
Illinois (State of) Finance Authority (Greenfields of Geneva); Series 2010 A, RB	8.00%	02/15/30	1,130	1,248,706

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.00%	08/15/26	$925	$979,418
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	500,275
Series 2006 A, RB	6.00%	08/15/39	1,500	1,529,730
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	2,000	2,051,200
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.25%	05/15/45	1,000	1,091,000
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	1,000	1,080,590
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	2,500	2,126,775
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	500	583,650
Series 2011, Ref. Charter School RB	7.13%	10/01/41	500	590,500
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB (f)	6.90%	11/15/33	1,750	717,500
Illinois (State of) Finance Authority; Series 2003 A, RB	7.00%	11/15/32	2,000	2,027,200
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB (d)	5.50%	06/15/50	960	1,110,029
Series 2010 B, Ref. CAB RB (INS-AGM) (b)(c)	0.00%	06/15/43	10,000	2,387,600
Illinois (State of) Regional Transportation Authority; Series 2003 A, RB (INS-NATL) (b)(d)	6.00%	07/01/33	3,000	4,245,240
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (d)	5.50%	01/01/33	3,000	3,451,260
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment
Allocation RB	7.50%	01/01/30	1,000	1,084,140
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB	8.50%	06/01/41	1,000	1,117,310
Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Service Area No. 7
Special Tax RB	6.00%	03/01/36	2,445	2,479,841
Southwestern Illinois Development Authority (U.S. Steel Corp.) Series 2012, RB (a)	5.75%	08/01/42	1,000	1,001,600
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher
Road); Series 2007, Special Tax RB	5.75%	03/01/28	975	999,044
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series
2010, RB	7.38%	11/15/45	1,000	1,109,850
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates
Supportive Living); Series 2007, MFH RB (a)	7.00%	12/01/42	1,450	1,528,532
				46,162,537

Indiana–1.16%

Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/39	1,000	1,184,130
Indiana (State of) Finance Authority (King’s Daughters Hospital & Health Services); Series
2010, Hospital RB	5.50%	08/15/45	745	827,323
St. Joseph (County of) (Holy Cross Village at Notre Dame);
Series 2006 A, Economic Development RB	6.00%	05/15/26	560	586,062
Series 2006 A, Economic Development RB	6.00%	05/15/38	525	542,477
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)	5.80%	09/01/47	1,000	1,048,110
				4,188,102

Iowa–1.62%

Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	1,000	1,155,810
Iowa (State of) Finance Authority (Bethany Life Communities); Series 2006 A, Ref. Senior
Housing RB	5.55%	11/01/41	1,000	1,008,080
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility
RB	5.90%	11/15/37	750	751,762
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.38%	06/01/38	1,000	965,700
Series 2005 D, Asset-Backed CAB RB (c)	0.00%	06/01/46	10,000	923,000
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	1,000	1,035,020
				5,839,372

Kansas–0.40%

Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	1,400	1,447,642

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–0.32%

Kentucky (State of) Economic Development Finance Authority (Masonic Home
Independent Living II); Series 2011, RB	7.38%	05/15/46	$1,000	$1,166,430

Louisiana–1.42%

Lakeshore Villages Master Community Development District; Series 2007, Special
Assessment RB (f)	5.25%	07/01/17	1,984	794,096
Louisiana (State of) Local Government Environmental Facilities & Community
Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/29	1,000	1,192,040
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series
2007, Ref. Hospital RB (e)	6.38%	12/01/34	1,000	1,102,180
Tobacco Settlement Financing Corp.; Series 2001 B, Tobacco Settlement Asset-Backed RB	5.88%	05/15/39	2,000	2,040,000
				5,128,316

Maine–0.34%

Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical
Center); Series 2011, RB	6.75%	07/01/41	1,000	1,227,940

Maryland–1.75%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax
Allocation RB	7.00%	09/01/38	1,000	1,090,480
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	1,000	1,136,060
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm
Presbyterian Retirement Community); Series 2007 A, RB	5.30%	01/01/37	1,750	1,721,387
Maryland (State of) Health & Higher Educational Facilities Authority (Washington
Christian Academy); Series 2006, RB (f)	5.50%	07/01/38	800	319,992
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good
Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	1,000	1,051,310
Westminster (City of) (Carroll Lutheran Village); Series 2004 A, Economic Development
RB	6.25%	05/01/34	1,000	1,011,070
				6,330,299

Massachusetts–2.74%

Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series
2005, RB	5.50%	01/01/35	800	811,904
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/46	709	527,079
Series 2011 A-2, RB	5.50%	11/15/46	38	23,980
Series 2011 B, CAB RB (c)	0.00%	11/15/56	187	992
Massachusetts (State of) Development Finance Agency (Loomis Community);
Series 1999 A, First Mortgage RB	5.63%	07/01/15	680	681,693
Series 1999 A, First Mortgage RB	5.75%	07/01/23	3,000	3,003,630
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of
Technology); Series 2002 K, RB (d)	5.50%	07/01/32	505	765,368
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series
2009 A, Senior Living Facility RB	7.75%	06/01/39	1,000	470,000
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011
I, RB	6.88%	01/01/41	1,000	1,234,670
Massachusetts (State of) Port Authority (Delta Airlines Inc.); Series 2001 A, RB (INS-
AMBAC) (a)(b)	5.00%	01/01/27	1,000	1,001,290
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (b)(d)	5.50%	08/01/30	960	1,387,354
				9,907,960

Michigan–0.66%

Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref.
Limited Obligation RB	7.00%	11/15/28	1,200	1,282,200
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref.
Limited Obligation RB (a)(h)(i)	6.75%	06/02/14	1,000	1,088,470
				2,370,670

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–3.78%

Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/40	$1,000	$1,099,440
Baytown (Township of) (St. Croix Preparatory Academy); Series 2012, Lease RB	5.75%	08/01/42	500	508,405
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010,
Recovery Zone Facility RB	9.00%	12/01/35	1,000	1,207,920
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	9.25%	03/01/39	1,000	1,170,780
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	1,500	1,832,730
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior
Housing RB	6.13%	10/01/39	1,500	1,608,135
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing
RB	7.38%	12/01/41	1,000	1,148,860
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010,
Ref. Tax Increment Allocation RB	6.25%	03/01/25	1,000	1,086,880
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2012 A, Charter School Lease RB	5.25%	09/01/32	1,060	1,080,172
Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing
RB	6.00%	05/01/47	1,000	1,076,870
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities
RB	7.00%	09/01/46	700	771,743
Winsted (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.88%	09/01/42	1,000	1,077,030
				13,668,965

Mississippi–0.28%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,000	1,003,170

Missouri–3.47%

Branson (City of) Regional Airport Transportation Development District; Series 2007 B,
Airport RB (a)(f)	6.00%	07/01/37	1,200	271,440
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A,
Special Assessment RB	5.50%	04/01/27	750	546,578
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A,
Ref. & Improvement Senior Housing RB	6.38%	05/01/35	1,000	1,072,460
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,000	1,032,720
Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation
RB	5.75%	04/15/20	2,610	2,613,236
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	5.90%	03/01/24	1,000	1,018,130
Kansas City (City of) Industrial Development Authority (Ward Parkway Center
Community Improvement District); Series 2011, Sales Tax RB	6.75%	10/01/41	1,000	1,059,540
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A,
Retirement Community RB	8.25%	05/15/39	1,000	1,216,930
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment);
Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	1,000	1,085,310
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref.
Health Facilities RB	5.00%	11/15/22	1,000	1,042,210
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for
Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,589,145
				12,547,699

Nebraska–0.32%

Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health
Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	1,000	1,149,820

Nevada–1.25%

Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special
Assessment RB	5.30%	09/01/35	1,625	912,649
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	1,200	1,385,700
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite); Series
2007, Special Assessment Local Improvement RB	6.00%	08/01/23	945	946,427
Sparks (City of) (Local Improvement District No. 3—Legends at Sparks Marina); Series
2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	1,190	1,277,560
				4,522,336

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–0.63%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009,
First Mortgage RB	6.88%	10/01/39	$985	$1,111,090
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series
2011 A, RB	6.88%	07/01/41	1,000	1,152,920
				2,264,010

New Jersey–3.75%

Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	1,000	1,193,700
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series
2012, RB (a)	5.75%	09/15/27	1,000	1,025,640
New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.75%	01/01/25	710	723,696
Series 2005 A, First Mortgage RB	5.88%	01/01/37	1,230	1,245,055
New Jersey (State of) Economic Development Authority (Seashore Gardens Living
Center); Series 2006, First Mortgage RB	5.38%	11/01/36	700	692,349
New Jersey (State of) Economic Development Authority (United Methodist Homes); Series
1998, Ref. RB	5.13%	07/01/25	3,000	3,001,320
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care
System); Series 2008, RB	6.63%	07/01/38	1,000	1,159,750
New Jersey (State of) Higher Education Student Assistance Authority; Series 2012-1B, Ref.
Student Loan RB (a)	5.75%	12/01/39	2,000	2,133,320
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	1,000	1,000,400
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	1,500	1,356,810
				13,532,040

New Mexico–0.31%

New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A,
First Mortgage RB	6.13%	07/01/40	1,000	1,126,330

New York–4.27%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (c)	0.00%	07/15/35	1,475	520,188
Series 2009, PILOT CAB RB (c)	0.00%	07/15/46	10,000	2,056,000
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing,
Inc./Meadowview);
Series 1999, Civic Facility RB	6.15%	06/01/19	720	721,210
Series 1999, Civic Facility RB	6.20%	06/01/29	500	500,500
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series
2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	1,500	983,625
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB (a)(d)	5.00%	10/15/27	1,700	2,013,310
One Hundred Sixty-Ninth Series 2011, Consolidated RB (a)(d)	5.00%	10/15/28	1,300	1,538,472
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007,
Ref. Civic Facility RB (INS-ACA) (b)	5.25%	11/01/37	1,200	1,301,964
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008,
RB	6.25%	12/01/37	1,000	1,121,850
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park);
Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	1,000	1,179,870
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (e)(f)	6.13%	02/15/19	2,000	20
Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste
Disposal Facilities RB (a)	5.25%	11/01/42	1,000	1,021,360
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005,
RB (a)(e)(h)(i)	6.63%	10/01/13	1,000	1,012,710
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living);
Series 2005, Assisted Living Facility RB (a)	6.38%	01/01/39	1,425	1,442,442
				15,413,521

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–0.32%

North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First
Mortgage Retirement Facilities RB	7.75%	03/01/41	$1,000	$1,161,220

North Dakota–0.28%

Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	1,000	1,009,600

Ohio–3.41%

Buckeye Tobacco Settlement Financing Authority; Series 2007 B, First Sub. Asset-Backed
CAB RB (c)	0.00%	06/01/47	40,000	2,863,600
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	6.00%	11/01/38	1,500	1,578,645
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care
& Independent Living Facilities RB	5.75%	05/15/27	2,000	2,088,020
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. &
Improvement Hospital Facilities RB	8.00%	07/01/42	1,000	1,144,120
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility
RB	6.75%	12/01/40	1,000	1,091,530
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care &
MFH RB	6.63%	04/01/40	1,000	1,147,250
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series
2009 C, Ref. PCR	5.63%	06/01/18	1,000	1,168,410
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003,
Special Assessment RB	5.38%	12/01/35	1,200	1,238,160
				12,319,735

Oklahoma–0.90%

Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	1,000	996,330
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	1,000	1,107,670
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living
Community RB	7.25%	11/01/45	1,000	1,154,400
				3,258,400

Pennsylvania–5.10%

Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour);
Series 2010 A, Charter School RB	6.75%	08/15/35	950	1,071,628
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax
Allocation RB	5.60%	07/01/23	1,000	1,037,680
Beaver (County of) Industrial Development Authority (FirstEnergy Generation Corp.);
Series 2006 B, Ref. VRD PCR (LOC-Citibank, N.A.) (j)(k)	0.19%	12/01/35	2,000	2,000,000
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility);
Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,516,950
Series 2005 A, Retirement Community RB	6.25%	01/01/35	1,750	1,769,215
Chester (County of) Industrial Development Authority (RHA/Pennsylvania Nursing
Homes, Inc.); Series 2002, First Mortgage RB	8.50%	05/01/32	2,690	2,758,353
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.13%	01/01/45	965	1,073,920
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B,
University RB	6.00%	09/01/36	1,800	1,370,196
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery
Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,000	1,163,120
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia
Funding Program); Series 2009, Ref. Special Tax RB (d)	5.00%	06/15/21	3,000	3,657,360
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet
Development); Series 2006 A, Tax Allocation RB (i)	5.45%	07/01/35	950	983,402
				18,401,824

Puerto Rico–0.54%

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, CAB RB (c)	0.00%	08/01/34	4,000	1,267,080

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)

First Subseries 2010 C, CAB RB (c)	0.00%	08/01/39	$3,000	$681,510
				1,948,590

Rhode Island–0.24%

Tobacco Settlement Financing Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	835	851,608

South Carolina–1.85%

Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental
Improvement RB	5.95%	03/15/14	700	744,954
Myrtle Beach (City of) (Myrtle Beach Air Force Base);
Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	885	823,909
Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	2,000	1,783,740
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/42	1,087	791,124
Series 2012, Ref. Sub. CAB RB (c)	0.00%	11/15/47	466	2,339
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	1,000	1,015,920
Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,500	1,512,195
				6,674,181

South Dakota–0.28%

Sioux Falls (City of) (Dow Rummel Village); Series 2006, Ref. Health Facilities RB	5.00%	11/15/33	1,000	1,005,680

Tennessee–2.34%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health
Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/31	2,000	2,159,900
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown);
Series 2003 A, Residential Care Facility Mortgage RB (g)(h)	7.25%	12/01/13	2,500	2,558,775
Series 2006, Residential Care Facility Mortgage RB (g)(h)	6.25%	12/01/16	450	473,089
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2006 A, RB	5.75%	09/01/37	2,000	2,047,140
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series
2009, RB	9.25%	04/01/39	1,000	1,213,120
				8,452,024

Texas–9.95%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special
Facilities RB (a)	4.85%	04/01/21	1,200	1,294,800
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center
RB (e)	5.75%	01/01/34	1,100	1,154,934
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of
Austin); Series 2005 B, RB	6.13%	04/01/45	1,000	1,126,440
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	1,000	1,183,800
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	1,000	1,187,430
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2004 A, RB	7.13%	09/01/34	1,750	1,862,665
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB	7.75%	11/15/44	1,000	747,550
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	1,000	1,026,710
Houston (City of) (Continental Airlines, Inc.);
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/21	1,000	1,003,800
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/29	500	502,070
Series 2011 A, Ref. Airport System Special Facilities RB (a)	6.63%	07/15/38	1,000	1,120,090
Houston Health Facilities Development Corp. (Buckingham Senior Living Community);
Series 2004 A, Retirement Facilities RB (g)(h)	7.13%	02/15/14	1,000	1,090,060
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	6.88%	05/15/41	1,000	1,286,710
La Vernia Higher Education Finance Corp. (Amigos Por Vida Friends for Life); Series
2008, RB	6.25%	02/15/26	1,465	1,518,970
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series
2009 A, RB	6.25%	08/15/39	1,000	1,178,800

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community);
Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	$2,500	$2,666,250
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB (INS-BHAC) (b)(d)	5.75%	01/01/48	3,000	3,577,440
Series 2011 B, Special Project System CAB RB (c)	0.00%	09/01/37	7,000	2,037,770
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A,
Contract RB (INS-AMBAC) (a)(b)	5.00%	07/15/39	1,000	1,032,830
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (a)	8.00%	07/01/38	1,000	1,069,610
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A,
Retirement Facility RB	8.13%	11/15/39	1,000	1,135,200
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, CAB
RB (INS-AMBAC) (b)(c)	0.00%	08/15/33	4,160	1,228,906
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series
2010, Sr. Lien RB	7.00%	06/30/40	1,000	1,259,490
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC
North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,000	1,236,310
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy,
Inc.); Series 2010 A, Education RB	7.13%	02/15/40	1,000	1,146,920
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	1,000	1,221,630
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care
Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	1,000	1,052,830
				35,950,015

Utah–0.30%

Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.38%	07/15/40	1,000	1,098,510

Virginia–1.61%

Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series
1998, Ref. Mortgage RB (e)(h)	6.50%	01/01/13	2,046	2,057,106
Lexington (City of) Industrial Development Authority (Kendal at Lexington); Series 2007
A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	1,050	1,078,497
Peninsula Town Center Community Development Authority; Series 2007, Special
Obligation RB	6.45%	09/01/37	226	243,249
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco,
LLC); Series 2012, Sr. Lien RB (a)	5.50%	01/01/42	1,000	1,130,330
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam
Therapy Institute at Hampton University, LLC); Series 2009, RB (e)	9.00%	07/01/39	1,200	1,316,532
				5,825,714

Washington–2.33%

King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	1,000	1,039,770
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	1,000	1,129,640
King (County of); Series 2011 B, Ref. Sewer RB (d)	5.00%	01/01/34	3,000	3,559,230
Washington (State of) Health Care Facilities Authority (Central Washington Health
Services Association); Series 2009, RB	7.00%	07/01/39	1,000	1,181,990
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);
Series 2009, RB	7.38%	03/01/38	1,200	1,488,324
				8,398,954

West Virginia–0.29%

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008,
RB	6.50%	10/01/38	1,000	1,056,910

Wisconsin–1.95%

Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community
Hospitals, Inc.); Series 2004 A, RB	6.75%	08/15/34	1,250	1,291,275
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc.
Obligated Group); Series 2009, RB	6.38%	02/15/29	1,500	1,805,175

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community,
Inc.); Series 2009 A, RB	7.63%	09/15/39	$1,000	$1,181,350
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior
Housing, Inc.); Series 2012, RB	5.88%	08/01/42	1,000	1,019,770
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A,
Continuing Care Retirement Community RB	8.25%	06/01/46	1,000	1,217,280
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.); Series 2012 A,
Charter School RB	6.20%	10/01/42	500	520,105
				7,034,955
TOTAL INVESTMENTS(l)–105.83% (Cost $352,841,251)				382,186,923
FLOATING RATE NOTE OBLIGATIONS–(6.46)%
Notes with interest rates ranging from 0.17% to 0.32% at 11/30/12 and contractual maturities of collateral ranging from 06/15/21 to 06/15/50
(See Note 1D) (m)				(23,325,000)
OTHER ASSETS LESS LIABILITIES–0.63%				2,275,946
NET ASSETS–100.00%				$361,137,869

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.	MFH	—Multi-Family Housing
AGM	—Assured Guaranty Municipal Corp.	NATL	—National Public Finance Guarantee Corp.
AMBAC	—American Municipal Bond Assurance Corp.	PCR	—Pollution Control Revenue Bonds
BAN	—Bond Anticipation Notes	PILOT	—Payment-in-Lieu-of-Tax
BHAC	—Berkshire Hathaway Assurance Corp.	RB	—Revenue Bonds
CAB	—Capital Appreciation Bonds	Ref.	—Refunding
COP	—Certificates of Participation	RN	—Revenue Notes
GO	—General Obligation	SGI	—Syncora Guarantee, Inc.
IDR	—Industrial Development Revenue Bonds	Sr.	—Senior
INS	—Insurer	Sub.	—Subordinated
LOC	—Letter of Credit	VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Zero coupon bond issued at a discount.

(d)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $9,972,433, which represented 2.76% of the Trust’s Net Assets.

(f)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2012 was $3,494,971, which represented 0.97% of the Trust’s Net Assets.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(j)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entitiy was greater than 5%.

(m)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2012. At November 30, 2012, the Trust’s investments with a value of $44,011,257 are held by Dealer Trusts and serve as collateral for the $23,325,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such

Invesco Municipal Income Opportunities Trust

D.	Floating Rate Note Obligations – (continued)

transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Income Opportunities Trust

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.

Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$--	$382,186,923	$--	$382,186,923

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2012 was $22,366,318 and $10,825,862, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$42,364,930
Aggregate unrealized (depreciation) of investment securities	(12,975,349)
Net unrealized appreciation of investment securities	$29,389,581
Cost of investments for tax purposes is $352,797,342.

Invesco Municipal Income Opportunities Trust

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Income Opportunities Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2286861

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.